Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Schwab Fundamental Global Real Estate Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Global Real Estate Index Fund
Average Annual Return, Percent	[1],[2]	13.56%	0.44%	2.60%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (Net)
Average Annual Return, Percent	[4]	15.06%	12.79%	9.11%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]	RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Average Annual Return, Percent	[4],[5]	12.43%
Russell RAFI Global Select Real Estate Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell RAFI™ Global Select Real Estate Index (Net)
Average Annual Return, Percent	[4]	12.02%	(0.05%)	2.14%
Fundamental Global Real Estate Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Global Real Estate Spliced Index
Average Annual Return, Percent		12.21%	(0.02%)	2.16%
FTSE EPRA Nareit Global Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	FTSE EPRA Nareit Global Index (Net)
Average Annual Return, Percent	[4]	9.22%	0.47%	1.95%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.